Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Central Index Key	dei_EntityCentralIndexKey	0000052136
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2011
Prospectus Date	rr_ProspectusDate	May 01, 2011